Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Net Revenue	$ 349,634	$ 316,789
Ireland
Segment Reporting Information [Line Items]
Net Revenue	85,361	60,994
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	86,401	85,036
United States
Segment Reporting Information [Line Items]
Net Revenue	141,679	135,475
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 36,193	$ 35,284